WBI BullBear Global Income ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 54.0%
	Banks - 5.6%
18,899	Citizens Financial Group, Inc.	$856,691
15,147	Truist Financial Corp.	858,835
16,025	US Bancorp	851,729

		2,567,255

	Consumer Durables & Apparel - 1.9%
59,047	Hanesbrands, Inc.	879,210

	Diversified Financials - 3.9%
6,960	Blackstone, Inc.	883,503
31,757	Franklin Resources, Inc.	886,656

		1,770,159

	Energy - 10.0%
10,378	Chesapeake Energy Corp.	902,886
32,496	Coterra Energy, Inc.	876,417
15,100	Devon Energy Corp.	892,863
11,023	Exxon Mobil Corp.	910,390
11,025	Phillips 66	952,450

		4,535,006

	Food & Staples Retailing - 1.9%
19,268	Walgreens Boots Alliance, Inc.	862,628

	Food, Beverage & Tobacco - 2.0%
23,174	The Kraft Heinz Co.	912,824

	Materials - 7.9%
14,238	Dow, Inc.	907,245
19,590	International Paper Co.	904,078
8,658	LyondellBasell Industries N.V. - Class A - ADR(a)	890,216
11,970	Southern Copper Corp.	908,523

		3,610,062

	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
5,625	AbbVie, Inc.	911,869
3,786	Amgen, Inc.	915,531
11,240	Merck & Company, Inc.	922,242
82,196	Viatris, Inc.	894,292

		3,643,934

	Software & Services - 3.9%
6,922	International Business Machines Corp.	899,999
47,710	Western Union Co.	894,085

		1,794,084

	Telecommunication Services - 2.0%
38,105	AT&T, Inc.	900,421

	Transportation - 2.8%
17,264	ZIM Integrated Shipping Services Ltd. - ADR(a)	1,255,265

	Utilities - 4.1%
20,244	FirstEnergy Corp.	928,390
24,190	NRG Energy, Inc.	927,928

		1,856,318

	TOTAL COMMON STOCKS (Cost $24,809,384)	24,587,166

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 44.9%
434,871	SPDR Blackstone Senior Loan ETF	19,551,800
12,290	SPDR Portfolio Long Term Treasury ETF	464,808
5,801	Vanguard Long-Term Treasury ETF	466,400

	TOTAL EXCHANGE TRADED FUNDS (Cost $20,437,852)	20,483,008

Shares/Amount	Security Description	Value
	TOTAL INVESTMENTS - 98.9% (Cost $45,247,236)	45,070,174
	Assets in Excess of Other Liabilities - 1.1%	502,283

	NET ASSETS - 100.0%	$45,572,457

ADR	American Depository Receipt

(a)	Foreign issued security. Foreign concentration is as follows: Israel: 2.75%, Netherlands: 1.95%.

The accompanying notes are an integral part of these schedules of investments.